Administrative expenses	6 Months Ended
Jun. 30, 2026
Administrative expenses.
Administrative expenses

8Administrative expenses

	June 30, 2026	June 30, 2025
Investor relations	300	370
Audit fee	272	219
Advisory services fees	4,130	903
Listing fees	245	217
Directors fees – Group	440	403
Directors fees – Blanket	50	31
Employee costs	3,576	3,201
Employee costs – settlements - Group	78	1,111
Employee costs – bonuses - Group	(390)	1,133
Other office administration cost	895	399
Information and Communications Technology costs	367	77
Management liability insurance	22	375
Travel costs	638	522
	10,623	8,961